Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ 74,115	$ 13,737	$ (23,152)
Other comprehensive income:
Change in unrealized gains (losses) on securities, net of taxes of $(55,833), $(41,445), and $(120,209), respectively	103,690	77,000	210,552
Change in other-than-temporary impairment (losses) gains recognized in other comprehensive income, net of taxes of $343, $(1,305), and $(3,326), respectively	(637)	2,424	6,177
Total other comprehensive income	103,053	79,424	216,729
Total comprehensive income	$ 177,168	$ 93,161	$ 193,577